BASIS OF PRESENTATION	12 Months Ended
Feb. 29, 2024
Basis Of Presentation
BASIS OF PRESENTATION [Text Block]

2. BASIS OF PRESENTATION

Statement of compliance

These consolidated financial statements, including comparatives, have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board ("IASB").

Certain accounts have been reclassified to be consistent with the current period classification.

These consolidated financial statements were approved and authorized for issue by the Board of Directors on May 27, 2024.

Basis of measurement

These consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments that are measured at fair value. In addition, the consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow disclosure.

The consolidated financial statements are presented in Canadian dollars unless otherwise noted. The Canadian dollar is also the functional currency of the Company and its subsidiaries, except for Macusani Yellowcake S.A.C. and Macusani Uranium S.A.C. where the functional currency is the United States dollar.

Principles of consolidation

The consolidated financial statements include the accounts of the Company and the following subsidiaries:

Name	Jurisdiction
American Lithium Holdings Corp.	British Columbia, Canada
Big Smoky Holdings, Inc.	Nevada, USA
Tonopah Lithium Corp.	Nevada, USA
Maran Ventures Ltd. ("Maran")	Nevada, USA
Plateau Energy Metals Inc. ("Plateau")	Ontario, Canada
Macusani Yellowcake S.A.C.	Peru
Macusani Uranium S.A.C.	Peru

All intercompany transactions, balances, revenue and expenses are eliminated on consolidation. During the year ended February 28, 2023, the Company amalgamated 1032701 Nevada Ltd., 1065604 Nevada Ltd., 1067323 Nevada Ltd., 1134989 Nevada Ltd., 1301420 Nevada Ltd., and 4286128 Nevada Corp. as one company under Tonopah Lithium Corp. In addition, the Company amalgamated Big Smoky Holdings Corp. as one company under American Lithium Holdings Corp.

Subsidiaries are entities over which the Company has exposure to variable returns from its involvement and has the ability to use power over the investee to affect its returns. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company until the date on which control ceases.